Consolidated Statements of Comprehensive Earnings - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement of comprehensive income [abstract]
Profit (loss)	$ (937)	$ (5)
Items that may be reclassified to earnings
Translation loss on foreign operations	44	(24)
Items that will not be reclassified to earnings
Actuarial gain on retirement benefits, net of tax	16	8
Total other comprehensive income	60	(16)
Comprehensive loss	$ (877)	$ (21)